Interim Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Interest income (Note 20)
Loans	[1]	$ 12,673	$ 6,188	$ 24,452	$ 12,199
Securities
Interest	[1]	4,462	1,267	8,801	2,278
Dividends	[1]	638	443	1,150	874
Deposits with banks	[1]	1,534	131	2,960	200
Total interest income	[1]	19,307	8,029	37,363	15,551
Interest expense (Note 20)
Deposits		9,042	1,047	16,837	1,823
Securitization liabilities		208	122	430	224
Subordinated notes and debentures		105	94	216	191
Other		2,524	389	4,719	634
Total interest expense		11,879	1,652	22,202	2,872
Net interest income		7,428	6,377	15,161	12,679
Non-interest income
Investment and securities services		1,671	1,495	3,076	3,099
Credit fees		429	382	857	782
Trading income (loss)		289	(20)	967	94
Service charges		644	704	1,295	1,437
Card services		712	682	1,481	1,389
Insurance revenue		1,359	1,347	2,733	2,664
Other income (loss) (Note 22)		(166)	296	(978)	400
Total non-interest income		4,938	4,886	9,431	9,865
Total revenue		12,366	11,263	24,592	22,544
Provision for (recovery of) credit losses (Note 6)		599	27	1,289	99
Insurance claims and related expenses		804	592	1,780	1,348
Non-interest expenses
Salaries and employee benefits		3,883	3,282	7,641	6,560
Occupancy, including depreciation		446	410	879	810
Technology and equipment, including depreciation		561	467	1,083	911
Amortization of other intangibles		170	147	312	307
Communication and marketing		386	336	699	623
Brokerage-related and sub-advisory fees		111	98	203	211
Professional, advisory and outside services		630	513	1,198	953
Other (Note 18)		800	780	3,288	1,625
Total non-interest expenses		6,987	6,033	15,303	12,000
Income before income taxes and share of net income from investment in Schwab		3,976	4,611	6,220	9,097
Provision for (recovery of) income taxes (Note 16)		866	1,002	1,813	1,986
Net income		3,351	3,811	4,933	7,544
Preferred dividends and distributions on other equity instruments		210	66	293	109
Net income available to common shareholders		$ 3,141	$ 3,745	$ 4,640	$ 7,435
Earnings per share (Canadian dollars) (Note 17)
Basic		$ 1.72	$ 2.08	$ 2.54	$ 4.1
Diluted		1.72	2.07	2.54	4.09
Dividends per common share (Canadian dollars)		$ 0.96	$ 0.89	$ 1.92	$ 1.78
Schwab [Member]
Non-interest expenses
Share of net income from investment in Schwab (Note 7)		$ 241	$ 202	$ 526	$ 433

[1]	Includes $17,429 million and $33,677 million, for the three and six months ended April 30, 2023, respectively (three and six months ended April 30, 2022 – $7,223 million and $14,036 million, respectively) which have been calculated based on the effective interest rate method (EIRM).